S000089612 [Member] Annual Fund Operating Expenses - Nuveen Municipal Income ETF - Nuveen Municipal Income ETF	Mar. 31, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.30%